PRIVATE PLACEMENT (Details) - Private Placement [Member] - Private Placement Warrants [Member] - Learn CW Investment Corporation	Oct. 13, 2021 USD ($) $ / shares shares
Private Placement Warrants [Abstract]
Warrants issued (in shares) | shares	7,146,000
Share price (in dollars per share) | $ / shares	$ 1.00
Gross proceeds from private placement | $	$ 7,146,000